Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 03, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard U.S. Growth Fund

Supplement Dated April 8, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

Reorganization of Vanguard MorganTM Growth Fund into Vanguard U.S. Growth Fund

Effective as of the close of business on April 5, 2019, the previously announced reorganization of Vanguard Morgan Growth Fund with and into Vanguard U.S. Growth Fund is complete.

Prospectus and Summary Prospectus Text Changes

The Annual Fund Operating Expenses Table is restated as follows:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Fees	0.36%	0.27%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.01%
Total Annual Fund Operating Expenses[1]	0.38%	0.28%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

In addition, the hypothetical expenses example is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$40	$125	$219	$493
Admiral Shares	$29	$92	$162	$365

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 23A 042019
Vanguard U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard U.S. Growth Fund

Supplement Dated April 8, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

Reorganization of Vanguard MorganTM Growth Fund into Vanguard U.S. Growth Fund

Effective as of the close of business on April 5, 2019, the previously announced reorganization of Vanguard Morgan Growth Fund with and into Vanguard U.S. Growth Fund is complete.

Prospectus and Summary Prospectus Text Changes

The Annual Fund Operating Expenses Table is restated as follows:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Fees	0.36%	0.27%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.01%
Total Annual Fund Operating Expenses[1]	0.38%	0.28%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

In addition, the hypothetical expenses example is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$40	$125	$219	$493
Admiral Shares	$29	$92	$162	$365

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 23A 042019